Note 10 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2017 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	35,916,383
Capital stock issued and outstanding, amount | $	$ 143,770
Subordinate Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	34,590,689
Capital stock issued and outstanding, amount | $	$ 143,622
Multiple Voting Shares [Member]
Capital stock issued and outstanding, shares (in shares) | shares	1,325,694
Capital stock issued and outstanding, amount | $	$ 148